UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

FRANK FUNDS

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

FRANK VALUE FUND

Investor Class – FRNKX

Class C – FNKCX

Institutional Class – FNKIX

WEST HILLS TACTICAL CORE FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

ANNUAL REPORT

June 30, 2021

FRANK FUNDS

SHAREHOLDER LETTER

JUNE 30, 2021 (UNAUDITED)

To our Fellow Shareholders,

Frank Funds welcomes the West Hills Tactical Core Fund to our Trust. Transitioning from the Leigh Baldwin Total Return Fund, West Hills combines an investment in the S&P 500 Index ETF with risk reducing strategies. The Fund’s goal is to achieve superior risk-adjusted performance relative to an investment in the S&P 500 index. Combined with the absolute-value Frank Value Fund and the Camelot Event-Driven Fund delivering a traditional hedge fund strategy to mutual fund investors, Frank Funds Trust is uniquely positioned in the mutual fund industry. We are optimistic about the future for our Trust and thankful for our shareholders, employees, and stakeholders.

Frank Value Fund Portfolio Performance

Throughout fiscal 2021, Frank Capital Partners LLC gradually increased the number of equities in the Frank Value Fund, while overall remaining in a temporary defensive position. Frank Capital Partners LLC has written extensively on how passive investing negatively affects stock valuation discovery and market structure, and the management company believes a historic disruption in equity markets will result when passive strategies collectively suffer their first sustained net outflows in history. Given the high market share of passive investing, Frank Capital Partners LLC believes net outflows from passive strategies are inevitable and probable in the near future.

Fiscal 2021 marked a nearly straight-line ascent for US stocks. Several of the Frank Value Fund’s holdings outperformed the S&P 500 in fiscal 2021 while defensive positions in cash and bonds lagged the index. Specifically, Fund holdings in technology and retailers experienced increases and outperformance relative to the index. Frank Value Fund holdings Twitter (NASDAQ: TWTR) and The Michaels Companies (Formerly NYSE: MIK) benefited from pandemic changes in behavior and government stimulus payments, appreciating 136% and 773% respectively. The Frank Value Fund remains invested in Twitter, while private equity firm Apollo Global Managed purchased Michaels in early 2021.

While Frank Capital Partners LLC is pleased with the performance of the stocks in the Frank Value Fund, the defensive position in cash and bonds created a drag on performance during fiscal 2021. However, the investment manager remains confident that its strategy will significantly outperform in the long-term. The management company has detected, extensively researched, and documented market distortions from passive investing, and Frank Capital Partners LLC has concluded drastic compression to stock valuations will ultimately materialize. Frank Capital Partners LLC believes volatility, both upward and downward, will continue to increase while passive strategies gain market share, and the management company has positioned the Frank Value Fund to significantly outperform both its peers all equity indices during this expected “fat tail” period.

Annual Report | 1

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

The Frank Value Fund (“Value Fund”) Institutional Class returned 13.47% for the fiscal year ended June 30, 2021, compared to a gain of 40.79% for its benchmark, the S&P 500 Total Return Index.

Frank Value Fund Portfolio Manager

Brian Frank

West Hills Tactical Core Fund Portfolio Performance

The West Hills Fund returned 23.99% for the period from inception October 26, 2020 to June 30, 2021 which compares to 25.40% for the S&P 500 Total Return index during the same time period. The West Hills Fund performance was over 94% of the S&P 500’s total return. This excellent risk adjusted return was achieved with an average exposure or beta of 75% to the S&P 500 index. The West Hills Fund primarily hedges risk with listed options, by selling out of the money call options and purchasing put options with the proceeds.

This strong equity market rally during the fiscal year has been accompanied by extremely low volatility with only a few minor pullbacks. The market has not experienced a peak to trough 5% decline since November 2020. The equity market enters the second half of calendar 2021 with historically rich equity valuations and the potential for increased volatility. Risks to the market include but are not limited to continued economic disruptions from the Covid-19 pandemic, persistently high inflation, proposed increases to personal, capital gains and corporate tax rates, and expectations that the Federal Reserve will begin to taper their asset purchase program. Whether the market continues its historic rally or experiences one of its periodical corrections, the West Hills Fund will employ a disciplined investment strategy that maintains market exposure and is hedged with listed options.

West Hills Tactical Core Fund Portfolio Manager

Alan McClymonds

Camelot Event Driven Fund Portfolio Performance

The Camelot Event-Driven Fund Institutional Class returned 58.44% for the fiscal year ended June 30, 2021, compared to 40.79% for the S&P 500 Total Return Index.

Over that period, the fund benefited from the post-Covid recovery. Toward the end of the prior year, as Covid spread, many of the fund's positions suffered substantial drawdowns as the deterioration of the economy lowered the likelihood of completion of the events that the fund was invested in. With the prospects of a reopening of the economy and vaccines improving during the third and fourth quarters, certainty returned to the prospects of events completing, which led to a significant recovery and appreciation of the fund's portfolio. Moreover, the portfolio management team actively increased allocations to events that had, in the opinion of the adviser, suffered more than justified.

Annual Report | 2

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

For most of the fiscal year, the fund concentrated its investments in merger arbitrage, activist situations, and distressed securities. Since the beginning of this calendar year, the fund also stepped up its investments in SPACs, which at the end of the most recent quarter represented just under 6% of the portfolio. As SPACs typically have a two-year life during which they can complete a business combination, they are still early in their lives and most have not yet made any such announcement.

The continued fall in interest rates has helped some positions in the fund's distressed debt substrategy. The effect of Covid restrictions on event-driven securities became very apparent in this substrategy because several bonds saw their restructurings postponed when courts were closed due to Covid.

We thank all of our investors for your continued support and investment and wish you a prosperous year.

Camelot Event-Driven Fund Portfolio Manager

Thomas Kirchner

Sincerely,

Brian Frank

Alan McClymonds

Thomas Kirchner

President, Portfolio Manager

Portfolio Manager

Portfolio Manager

Frank Funds Trust

West Hills Tactical Core Fund

Camelot Event-Driven Fund

Frank Value Fund

Annual Report | 3

VALUE FUND – INVESTOR CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

   AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2021

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/21
Frank Value Fund - Investor Class	13.10%	3.83%	5.98%	6.35%	$ 28,366
S&P 500 Total Return Index	40.79%	17.64%	14.83%	10.64%	$ 54,967

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2020 Prospectus, the Fund’s total annual operating expense ratio was 1.54% for Investor Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 4

VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2021

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/21
Frank Value Fund - Class C	12.29%	3.07%	5.21%	6.92%	$ 20,555
S&P 500 Total Return Index	40.79%	17.64%	14.83%	15.57%	$ 47,146

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 9/23/2010 for Class C (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Per the fee table in the November 1, 2020 Prospectus, the Fund’s total annual operating expense ratio was 2.29% for Class C Shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 5

VALUE FUND – INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2021

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/21
Frank Value Fund - Institutional Class	13.47%	4.09%	6.25%	7.26%	$ 21,105
S&P 500 Total Return Index	40.79%	17.64%	14.83%	15.04%	$ 44,738

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/03/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2020 Prospectus, the Fund’s total annual operating expense ratio was 1.29% for Institutional Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 6

WEST HILLS FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2021

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/21
West Hills Tactical Core Fund *	24.17%	4.71%	1.26%	0.85%	$ 11,160
S&P 500 Total Return Index	40.79%	17.64%	14.83%	12.28%	$ 44,393
HFRX Equity Market Neutral Index	3.65%	-1.01%	-0.99%	-1.05%	$ 8,729

Cumulative Performance Comparison $10,000 Investment Since Inception

* On September 22, 2020, the Leigh Baldwin Total Return Fund was renamed to West Hills Tactical Core Fund.  Prior to October 26, 2020, the Fund was managed by the Fund’s previous adviser and previous portfolio manager using the previous adviser’s investment strategy.

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

Per the fee table in the November 1, 2020 Prospectus the Fund’s total annual operating expenses ratio was 1.57%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 7

CAMELOT FUND - CLASS A

PERFORMANCE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2021

FUND/INDEX	1-YEAR	5-YEAR	10-Year	SINCE INCEPTION	VALUE AS OF 6/30/21
Camelot Event Driven Fund - Class A (with load)	49.16%	12.78%	7.58%	7.31%	$ 34,624
Camelot Event Driven Fund - Class A (without load)	57.83%	14.06%	8.19%	7.65%	$ 36,633
S&P 500 Total Return Index	40.79%	17.64%	14.83%	10.63%	$ 60,940

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/21/2003 for Class A (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Class A shares of the Fund have a maximum sales charge of 5.50%.

Per the fee table in the November 1, 2020 Prospectus the Fund’s total annual operating expenses ratio was 2.57%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2021. After waiver the Fund’s net expense ratio in the November 1, 2020 Prospectus was 2.09%.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

Annual Report | 8

CAMELOT FUND - INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

 AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2021

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/21
Camelot Event Driven Fund - Institutional Class	58.44%	14.43%	8.48%	7.86%	$ 23,095
S&P 500 Total Return Index	40.79%	17.64%	14.83%	15.90%	$ 51,222

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 06/07/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2020 Prospectus the Fund’s total annual operating expenses ratio was 2.30%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2021. After waiver the Fund’s net expense ratio in the November 1, 2020 Prospectus was 1.83%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

Annual Report | 9

VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Annual Report | 10

WEST HILLS FUND

PORTFOLIO ANALYSIS

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the West Hills Tactical Core Fund (the “West Hills Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Excludes written options.

Annual Report | 11

CAMELOT FUND

PORTFOLIO ANALYSIS

JUNE 30, 2021 (UNAUDITED)

The following chart gives a visual breakdown of the Camelot Event Driven Fund (the “Camelot Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Utilities 6.91%
Warrants 0.16%
Asset-Backed Securities 0.37%
Technology 3.87%
Bank Deposit Accounts 15.40%
Structured Notes 2.13%
Real Estate 3.11%
Preferred Stocks 1.55%
Basic Materials 4.32%
Communication Services 7.86%
Options Purchased 16.47%
Consumer Cyclical 9.34%
Consumer Defensive 1.01%
Municipal Bonds 1.90%
Mortgage-Backed Securities 0.03%
Industrials 0.65%
Contingent Value Right 0.00%
Convertible Bonds 0.17%
Healthcare 4.37%
Corporate Bonds 2.78%
Financial Services 9.59%
Escrow Shares 0.00%
Energy 8.01%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

Annual Report | 12

VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021

Shares		Value

COMMON STOCKS - 57.48%

Apparel & Other Finished Prods of Fabrics & Similar Material - 3.30%
30,569	Under Armour, Inc. Class C *	$ 567,666

Bottled & Canned Soft Drinks & Carbonated Waters - 3.17%
10,306	Coca-Cola FEMSA S.A.B de C.V. Series L ADR	545,497

Cable & Other Pay Television Services - 2.05%
25,016	Liberty Latin America Ltd. Class C *	352,726

Cigarettes - 7.78%
15,879	Altria Group, Inc.	757,111
5,868	Philip Morris International, Inc.	581,577
		1,338,688
Gold and Silver Ores - 7.50%
29,671	Barrick Gold Corp.	613,596
10,672	Newmont Goldcorp Corp.	676,391
		1,289,987
Hotels, Rooming Houses, Camps & Other Lodging Places - 3.30%
31,931	Civeo Corp. *	568,372

Oil & Gas Field Services - 1.89%
11,510	FTS International, Inc. Class A *	325,618

Oil & Gas Filed Machinery & Equipment - 8.46%
15,398	Dril-Quip, Inc. *	520,914
98,539	Now, Inc. *	935,135
		1,456,049
Petroleum Refining - 2.56%
21,792	CVR Energy, Inc.	391,384
2,285	Delek US Holdings, Inc.	49,405
		440,789
Services-Advertising Agencies - 3.48%
7,483	Omnicom Group, Inc.	598,565

Services-Business Services - 3.91%
9,593	Ebay, Inc.	673,525

Services-Computer Programming, Data Processing, Etc. - 5.39%
13,489	Twitter, Inc. *	928,178

Services-Personal Services - 4.69%
34,390	H&R Block, Inc.	807,477

TOTAL FOR COMMON STOCKS (Cost $7,165,714) - 57.48%		9,893,137

EXCHANGE TRADED FUNDS - 8.73%
300	PIMCO 25+ Year Zero Coupon US Treasury Index ETF	43,551
104,017	Sprott Physical Gold Trust ETF *	1,459,359
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,291,977) - 8.73%		1,502,910

The accompanying notes are an integral part of these financial statements.

Annual Report | 13

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 26.97% (●)

U.S. Treasury Note Bonds - 5.83%
1,000,000	U.S. Treasury Note 1.125%, 09/30/2021	$ 1,002,660

U.S. Treasury Strips Principal Bonds - 21.14%
6,815,000	U.S. Treasury Strips Principal 0.00%, 02/15/2050	3,638,869

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,437,038) - 26.97%		4,641,529

MONEY MARKET FUND - 6.20%
1,065,882	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.01% **	1,065,882
TOTAL FOR MONEY MARKET FUND (Cost $1,065,882) - 6.20%		1,065,882

TOTAL INVESTMENTS (Cost $13,960,611) *** - 99.38%		17,103,458

ASSETS IN EXCESS OF LIABILITIES - 0.62%		107,022

NET ASSETS - 100.00%		$17,210,480

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2021.

*** Refer to Note 11 for tax cost.

● Level 2 Security.

ETF - Exchange Traded Funds

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Annual Report | 14

WEST HILLS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021

Shares		Value

EXCHANGE TRADED FUND - 99.87%
10,219	SPDR S&P 500 ETF Trust (a)	$ 4,374,345
TOTAL FOR EXCHANGE TRADED FUND (Cost $3,837,145) - 99.87%		4,374,345

MONEY MARKET FUND - 0.71%
30,880	Federated Hermes Treasury Obligations Fund-Service Shares - 0.01% **	30,880
TOTAL FOR MONEY MARKET FUND (Cost $30,880) - 0.71%		30,880

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $18,585) - 0.15%		6,628

TOTAL INVESTMENTS (Cost $3,886,610) *** - 100.73%		4,411,853

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $14,010) - (0.27%)		(11,936)

LIABILITIES IN EXCESS OF ASSETS, NET - (0.46%)		(19,969)

NET ASSETS - 100.00%		$ 4,379,948

(a) Subject to written option contracts.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2021.

*** Refer to Note 11 for tax cost.

The accompanying notes are an integral part of these financial statements.

Annual Report | 15

WEST HILLS FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2021

PUT OPTIONS - 0.15% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

SPDR S&P 500 ETF Trust	Interactive Brokers	4	$ 166,400	$416.00	7/16/2021	$ 484

SPDR S&P 500 ETF Trust	Interactive Brokers	16	667,200	417.00	7/16/2021	2,080

SPDR S&P 500 ETF Trust	Interactive Brokers	16	668,800	418.00	7/23/2021	3,344

SPDR S&P 500 ETF Trust	Interactive Brokers	15	621,000	414.00	7/2/2021	60

SPDR S&P 500 ETF Trust	Interactive Brokers	15	624,000	416.00	7/9/2021	660

Total Put Options (Premiums Paid $18,585) - 0.15%						$ 6,628

TOTAL PURCHASED OPTIONS (Premiums Paid $18,585) - 0.15%						$ 6,628

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2021.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

Annual Report | 16

WEST HILLS FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2021

CALL OPTIONS - (0.23)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	$(684,800)	$ 428.00	7/2/2021	$(2,512)

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	(697,600)	436.00	7/23/2021	(1,648)

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	(694,400)	434.00	7/30/2021	(4,112)

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	(704,000)	440.00	8/6/2021	(2,064)

Total Call Options (Premiums Received $8,077) - (0.23)%						$(10,336)

PUT OPTIONS - (0.04)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	$(616,000)	$ 385.00	7/16/2021	$ (416)

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	(156,000)	390.00	7/16/2021	(124)

SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(583,500)	389.00	7/2/2021	(30)

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	(624,000)	390.00	7/23/2021	(880)

SPDR S&P 500 ETF Trust	Interactive Brokers	(15)	(585,000)	390.00	7/9/2021	(150)

Total Put Options (Premiums Received $5,933) - (0.04)%						$(1,600)

TOTAL WRITTEN OPTIONS (Premiums Received $14,010) - (0.27)%						$(11,936)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2021.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

Annual Report | 17

CAMELOT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2021

Shares		Value

COMMON STOCKS - 58.00%

Automotive - 0.00%
5,926	Exide Technologies ^ † *	$ 0
101,663	Flyht Aerospace Solutions, Inc. (Canada) ^ *	0
		0
Bakery Products - 0.99%
479,411	Bab, Inc.	369,146

Biotech & Pharma - 0.00%
167,850	Inyx, Inc. ● *	201

Chemicals - 1.04%
5,000	DuPont de Nemours, Inc. (a)	387,050

Crude Petroleum & Natural Gas - 1.39%
5,500	Diamondback Energy, Inc. (a)	516,395

Electric & Other Services Combines - 5.53%
34,000	Evergy, Inc. (a) (b)	2,054,620

Electric Services - 1.25%
25,000	Vistra Corp. (a)	463,750

Federal & Federally-Sponsored Credit Agencies - 0.42%
100,000	Federal National Mortgage Association Fannie Mae *	156,000

Gaming, Lodging & Restaurants - 0.31%
10,000	Guoco Group Ltd. (Bermuda)	115,314

Gold and Silver Ores - 1.98%
7,000	Agnico Eagle Mines Ltd. (Canada) (a)	423,150
15,000	Barrick Gold Corp. (Canada)	310,200
		733,350
Hardware - 0.87%
30,585	IEC Electronics Corp. *	321,448

Hotels & Motels - 6.61%
57,500	MGM Resorts International (a)(b)	2,452,375

Industrial Services - 0.31%
127,760	Astaldi SpA ADR *	63,538
1,022,580	Astaldi SpA SPF (Italy) ● † *	50,618
		114,156
Investment Advice - 1.12%
7,000	KKR & Co., Inc. Class A (a)	414,680

The accompanying notes are an integral part of these financial statements.

Annual Report | 18

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Investment Companies - 5.60%
3,700	Agile Growth Corp. Class A *	$ 35,853
5,000	Blue Safari Group Acquisition Corp. (Hong Kong) *	49,900
13,000	BYTE Acquisition Corp. Class A *	125,450
14,300	Corazon Capital V838 Monoceros Corp. Class A *	138,710
4,800	Disruptive Acquisition Corp. I Class A *	46,560
6,400	FTAC Hera Acquisition Corp. Class A *	62,400
2,000	Goldenbridge Acquisition Ltd. (Hong Kong) *	19,600
4,200	Gores Guggenheim, Inc. Class A *	41,013
4,580	Haymaker Acquisition Corp. III Class A *	44,312
3,750	Hudson Executive Investment Corp. III Class A *	36,581
3,000	Independence Holdings Corp. Class A *	29,700
7,500	Khosla Ventures Acquisition Co. III Class A *	74,025
1,800	Kismet Acquisition Three Corp. Class A *	17,406
1,900	Kismet Acquisition Two Corp. Class A *	18,335
29,400	KKR Acquisition Holdings I Corp. Class A *	288,708
3,150	LDH Growth Corp. I Class A *	30,681
6,200	Levere Holdings Corp. Class A (Cayman Islands) *	60,636
3,000	Medicus Sciences Acquisition Corp. Class A *	30,300
7,300	Northern Star Investment Corp. III *	71,394
25,000	OceanTech Acquisitions I Corp. *	250,000
3,600	PWP Forward Acquisition Corp. I Class A *	35,172
9,400	Rice Acquisition Corp. II *	96,068
6,220	Rocket Internet Growth Opportunities Corp. Class A (Cayman Islands) *	60,334
4,000	Sandbridge X2 Corp. Class A *	38,680
4,200	SilverBox Engaged Merger Corp. I Class A *	40,740
6,100	TCW Special Purpose Acquisition Corp. Class A *	59,292
5,700	Velocity Acquisition Corp. Class A *	55,062
4,000	VPC Impact Acquisition Holdings II Class A (Cayman Islands) *	38,920
3,800	VPC Impact Acquisition Holdings III Class A *	37,582
14,400	Zimmer Energy Transition Acquisition Corp. *	146,160
		2,079,574
Media - 1.01%
50,000	30DC, Inc. # *	1,500
11,249	Clear Channel Outdoor Holdings, Inc. *	29,697
7,562	ViacomCBS, Inc. Class B (a) (b)	341,803
		373,000
Medical Equipment & Devices - 2.04%
4,000	Shockwave Medical, Inc. (a) *	758,920

Metals & Mining - 0.00%
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ † *	0

Mineral Royalty Traders - 1.23%
4,000	Royal Gold, Inc. (a)	456,400

National Commercial Banks - 2.29%
12,000	Citigroup, Inc. (a)	849,000

The accompanying notes are an integral part of these financial statements.

Annual Report | 19

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Oil, Gas & Coal - 1.13%
4,000	Chevron Corp. (b)	$ 418,960
2,152	Seadrill Ltd. (United Kingdom) *	623
		419,583
Passenger Transportation - 0.31%
23,000	Transat AT, Inc. Class B (Canada) *	113,323

Petroleum Refining - 5.35%
6,500	Hess Corp. (a)	567,580
23,500	Marathon Petroleum Corp. (a) (b)	1,419,870
		1,987,450
Pharmaceutical Preparations - 2.24%
10,000	AstraZeneca PLC ADR (a)	599,000
30,000	Emisphere Technologies, Inc. Δ *	234,300
		833,300
Radio Broadcasting Stations - 0.33%
4,610	iHeartMedia, Inc. Class A *	124,147

Real Estate - 3.06%
11,000	Brookfield Property Partners LP (Bermuda)	208,450
16,500	CA Immobilien Anlagen AG (Austria)	687,566
10,000	S Immo AG (Austria)	239,473
		1,135,489
Retail - Department Stores - 0.08%
791	Neiman-Marcus Group Parent LLC † ● *	30,817

Services-Business Services - 1.63%
8,000	Envestnet, Inc. (a) *	606,880

Services-Computer Programming, Data Processing - 2.78%
15,000	Twitter, Inc. (a) *	1,032,150

Services-Miscellaneous Amusement & Recreation - 3.26%
4,500	Madison Square Garden Sports Corp. Class A (a) *	776,565
10,000	Six Flags Entertainment Corp. (a) *	432,800
		1,209,365
Software - 2.31%
64,000	Playtech PLC (Isle of Man) *	376,280
3,000	VMware, Inc. Class A (a) *	479,910
		856,190
Telecom - 0.26%
44,529	NII Holdings, Inc. ^ Δ *	96,628

Television Broadcasting Stations - 1.25%
10,000	Liberty Media Corp. - Liberty SiriusXM Series A (a)	465,800

Waste & Environmental Services & Equipment - 0.02%
43,000	Strategic Environmental & Energy Resources, Inc. ^ †# *	7,310

TOTAL FOR COMMON STOCKS (Cost $19,465,855) - 58.00%		21,533,811

The accompanying notes are an integral part of these financial statements.

Annual Report | 20

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

ESCROW SHARES - 0.00%
1,777	Exide Technologies ^ † *	$ 0
TOTAL FOR ESCROW SHARES (Cost $1,687) - 0.00%		0

ASSET-BACKED SECURITIES - 0.37%
4,422	AFC Home Equity Loan Trust Series 2000-02 Class 1A, 0.88150% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** ●	4,229
109,996	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 0.7965% (1 Month LIBOR USD + 0.705%), 2/25/2035 ** ●	108,030
649,319	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 0.41150% (1 Month LIBOR USD + 0.32%), 9/25/2037 ** ●	23,725
TOTAL FOR ASSET-BACKED SECURITIES (Cost $121,904) - 0.37%		135,984

CONTINGENT VALUE RIGHT - 0.00%

Blank Checks - 0.00%
2,000	Goldenbridge Acquisition Ltd. (Hong Kong)	750

TOTAL FOR CONTINGENT VALUE RIGHT (Cost $0) - 0.00%		750

CONVERTIBLE BONDS - 0.17%

Radio Telephone Communications - 0.17%
80,771	Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda) 7.00%, 12/03/2099 ● #	62,404

TOTAL FOR CONVERTIBLE BONDS (Cost $2,569) - 0.17%		62,404

CORPORATE BONDS - 2.73%

Automotive - 1.21%
546,810	Exide Technologies 11.00%, 4/30/2022 + † ^ #	448,384

Communication Services - 0.85%
1,000,000	Intelsat Jackson Holdings SA (Luxembourg) 8.125%, 06/01/2023 + ●	29,750
500,000	Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 08/01/2023 + ●	286,250
		316,000
Financial Services - 0.02%
5,000,000	Hellas Telecommunication Luxembourg II SCA Series 144a (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 1/15/2015 + ^ # †	6,250
110,000	Lehman Brothers Holdings, Inc. Series MTN1 0.00%, 07/08/2014 + ●	770
100,000	Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●	600
		7,620
Oil, Gas & Coal - 0.20%
3,500,000	OGX Austria GMBH Series REGS 8.50%, 6/01/2018 + ^ †	35
128,802	Seadrill New Finance Private Placement Series 144A (United Kingdom) 12.00%, 7/15/2025 ● #	73,417
		73,452

The accompanying notes are an integral part of these financial statements.

Annual Report | 21

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Radio Telephone Communications - 0.12%
54,430	Digicel Group 0.5 Ltd. (Bermuda) 8.0%, 04/01/2025 ● #	$ 46,007

Sovereign - 0.33%
1,000,000	Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020 + ●	123,710

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/2049 + ^ † #	0

TOTAL FOR CORPORATE BONDS (Cost $2,155,138) - 2.73%		1,015,173

MORTGAGE-BACKED SECURITIES - 0.03%
188,700	GNR Government National Mortgage Series 2019-108 Class NI 4.00%, 8/20/2049 ● ~	5,443
172,316	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.71814%, 6/25/2035 ● ~	6,583
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $128,516) - 0.03%		12,026

MUNICIPAL BONDS - 1.87%

Puerto Rico - 1.87%
35,000	Puerto Rico Commonwealth Series E 5.625%, 7/01/2033 + ●	31,456
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●	9,688
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●	9,275
75,000	Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●	70,125
30,000	Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●	28,050
55,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●	53,281
15,000	Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●	14,513
82,165	Puerto Rico Public Buildings Authority Series M 5.75%, 7/01/2016 ● +	82,053
15,000	Puerto Rico Commonwealth Series D 5.00%, 7/01/2020 + ●	13,519
105,000	Puerto Rico Commonwealth Series C 5.75%, 7/01/2036 + ●	88,331
90,000	Puerto Rico Commonwealth Series A 6.00%, 7/01/2034 + ●	80,775
10,000	Puerto Rico Commonwealth Series A 6.125%, 7/01/2033 + ●	9,162
25,000	Puerto Rico Commonwealth Series A 4.50%, 7/01/2026 + ●	21,281
120,000	Puerto Rico Commonwealth Series A 5.00%, 7/01/2041 + ●	100,650
20,000	Puerto Rico Commonwealth Series A 5.125%, 7/01/2037 + ●	17,175
25,000	Puerto Rico Commonwealth Series A 4.50%, 7/01/2025 + ●	21,375
25,000	Puerto Rico Commonwealth Series A 4.125%, 7/01/2022 + ●	21,344
25,000	Puerto Rico Commonwealth Series A 4.00%, 7/01/2021 + ●	21,406
		693,459

TOTAL FOR MUNICIPAL BONDS (Cost $642,172) - 1.87%		693,459

PREFERRED STOCKS - 1.52%

Government Agencies - 1.01%
19,000	Federal Home Loan Mortgage Corp. Series B 0.00%, Perpetual ∞	61,180
31,000	Federal Home Loan Mortgage Corp. Series H 5.10%, Perpetual ∞	105,400
4,500	Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual ∞	15,750
9,500	Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual ∞	28,975
14,700	Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual ∞	43,806

The accompanying notes are an integral part of these financial statements.

Annual Report | 22

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Government Agencies - Continued
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞	$ 83,000
5,500	Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞	20,900
700	Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞	2,520
4,440	Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞	14,652
360	Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞	1,170
		377,353
Insurance - 0.03%
10	MBIA Insurance Corp. Series 144a 4.707%, Perpetual ^ # †	10,000

Media - 0.48%
2,400	ViacomCBS, Inc. Series A 5.75%, 4/01/2024	177,912

TOTAL FOR PREFERRED STOCKS (Cost $1,844,395) - 1.52%		565,265

STRUCTURED NOTES - 2.10%

Financial Services - 2.10%
130,000	Lehman Brothers Holdings, Inc. Series MTNG 7.27%, (1 Month CPI YOY + 2.25%) 2/17/2015 + ● **	780
100,000	Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + ● **	600
100,000	Lehman Brothers Holdings, Inc. Series MTNH 8.25%, 9/23/2020 + ● **	600
200,000	Lehman Brothers Holdings, Inc. Series MTN 0.00%, 2/14/2023 + ● **	1,200
1,000,000	Twin Reefs Pass-Through Trust 0.00% (1 Month LIBOR USD + 2.00%) Perpetual + ^ # †**	775,000
TOTAL FOR STRUCTURED NOTES(Cost $485,000) - 2.10%		778,180

WARRANTS - 0.15% (c)

Investment Companies - 0.15%
1,233	Agile Growth Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $11,948) *	1,171
375	Alpha Capital Acquisition Co. Class A, 12/31/2027 @ $11.50 (Notional Value $3,641) (Cayman Islands) *	304
1,300	Arctos Northstar Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $12,649) *	1,300
6,500	BYTE Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $62,725) *	7,906
4,766	Corazon Capital V838 Monoceros Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $46,230) *	4,861
2,066	DHC Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $20,040) *	2,107
1,600	Disruptive Acquisition Corp. Class A, 03/06/2026 @ $11.50 (Notional Value $15,520) *	1,536
1,600	FTAC Hera Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,600) *	2,112
2,000	Goldenbridge Acquisition Ltd., 10/28/2025 @ $11.50 (Notional Value $19,600) (Hong Kong) *	621
840	Gores Guggenheim, Inc. Class A, 12/31/2027 @ $11.50 (Notional Value $8,207) *	1,151
1,225	Haymaker Acquisition Corp. Class A, 02/12/2027 @ $11.50 (Notional Value $11,858) *	1,286
780	Hudson Executive Investment Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $7,613) *	874
600	Independence Holdings Corp. Class A, 03/31/2028 @ $11.50 (Notional Value $5,640) *	664
633	Kismet Acquisition Corp. II Class A, 12/31/2027 @ $11.50 (Notional Value $6,121) *	576
600	Kismet Acquisition Corp. III Class A, 12/31/2027 @ $11.50 (Notional Value $5,790) *	486
9,800	KKR Acquisition Holdings Corp. I Class A, 12/31/2027 @ $11.50 (Notional Value $96,236) *	11,564

The accompanying notes are an integral part of these financial statements.

Annual Report | 23

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2021

Shares		Value

Investment Companies - Continued
630	LDH Growth Corp. I Class A, 12/31/2028 @ $11.50 (Notional Value $6,136)) *	$ 715
2,066	Levere Holdings Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $20,205) (Cayman Islands) *	2,221
1,216	Northern Star Investment Corp. II Class A, 02/25/2028 @ $11.50 (Notional Value $11,892) *	1,496
1,216	Northern Star Investment Corp. IV Class A, 12/31/2027 @ $11.50 (Notional Value $11,978) *	1,763
720	PWP Forward Acquisition Corp. I Class A, 03/09/2026 @ $11.50 (Notional Value $7,164) *	756
1,575	Rocket Internet Growth Opportunities Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,278) (Cayman Islands) *	2,079
1,333	Sandbridge X2 Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $12,890) *	1,400
1,400	SilverBox Engaged Merger Corp. I Class A, 12/31/2027 @ $11.50 (Notional Value $13,580) *	1,078
2,033	TCW Special Purpose Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $19,761) *	1,931
1,900	Velocity Acquisition Corp. Class A, 02/26/2027 @ $11.50 (Notional Value $18,354) *	1,672
1,000	VPC Impact Acquisition Holdings II Class A, 12/31/2027 @ $11.50 (Notional Value $9,730) (Cayman Islands) *	1,150
975	VPC Impact Acquisition Holdings III Class A, 12/31/2027 @ $11.50 (Notional Value $9,643) (Cayman Islands) *	1,541

TOTAL FOR WARRANTS (Cost $0) - 0.15%		56,321

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $1,611,888) - 16.18%		6,007,078

BANK DEPOSIT ACCOUNTS - 15.13%
61,296	Collateral Huntington Conservative Deposit Account 0.02% **	61,296
5,557,166	Huntington Conservative Deposit Account 0.02% ** (b)	5,557,166
TOTAL FOR BANK DEPOSIT ACCOUNTS - (Cost $5,618,462) - 15.13%		5,618,462

TOTAL INVESTMENTS (Cost $32,077,586) *** - 98.25%		36,478,913

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $1,518,246) - (10.53)%		(3,911,265)

ASSETS IN EXCESS OF LIABILITIES, NET - 12.28%		4,561,865

NET ASSETS - 100.00%		$37,129,513

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2021.

*** Refer to Note 11 for tax cost.

ADR - American Depositary Receipt.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $4,119,601 representing 11.10% of net assets.

(c) The notional amount is calculated by multiplying outstanding shares by the spot price at June 30, 2021.

+ Default Bonds

∞ Distressed Securities

● Level 2 Security

~ Variable Rate Security. The coupon is based on an underlying pool of loans.

^ Indicates a fair valued security. Total market value for fair valued securities is $1,343,607 representing 3.62% of net assets and Level 3 securities.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $1,430,272 representing 3.85% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,328,414 representing 3.58% of net assets.

Δ Indicates a delisted security. Total market value for delisted securities is $330,928 representing 0.89% of net assets.

The accompanying notes are an integral part of these financial statements.

Annual Report | 24

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2021

CALL OPTIONS - 15.91% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Alerian MLP ETF ●	Susquehanna	600	$ 480,000	$ 8.00	1/21/2022	$ 16,500

BP, PLC	Susquehanna	300	600,000	20.00	1/21/2022	198,000

Chevron Corp.	Susquehanna	40	360,000	90.00	1/21/2022	65,640

Diamondback Energy, Inc. ●	Susquehanna	55	165,000	30.00	1/21/2022	352,550

DuPont de Nemours, Inc. ●	Susquehanna	50	200,000	40.00	1/21/2022	187,375

Energy Select Sector SPDR Fund	Susquehanna	885	3,540,000	40.00	1/21/2022	1,247,850

Energy Transfer L.P.	Susquehanna	250	250,000	10.00	1/21/2022	36,750

Energy Transfer L.P.	Susquehanna	300	360,000	12.00	1/21/2022	21,000

Hess Corp. ●	Susquehanna	65	260,000	40.00	1/21/2022	309,725

Johnson & Johnson	Susquehanna	40	620,000	155.00	1/21/2022	53,880

Johnson & Johnson	Susquehanna	40	780,000	195.00	1/21/2022	3,080

Madison Square Garden Sports Corp. Class A ●	Susquehanna	45	742,500	165.00	12/17/2021	76,050

Marathon Petroleum Corp. ●	Susquehanna	235	705,000	30.00	1/21/2022	707,938

MGM Resorts International ●	Susquehanna	300	600,000	20.00	1/21/2022	684,000

Occidental Petroleum Corp.	Susquehanna	300	450,000	15.00	1/21/2022	504,000

Occidental Petroleum Corp. ●	Susquehanna	125	500,000	40.00	1/21/2022	35,875

Phillips 66	Susquehanna	100	1,000,000	100.00	1/21/2022	28,000

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	90	112,500	12.50	1/21/2022	188,100

Shockwave Medical, Inc. ●	Susquehanna	40	440,000	110.00	7/16/2021	319,000

Six Flags Entertainment Corp. ●	Susquehanna	100	175,000	17.50	1/21/2022	259,500

SPDR S&P Oil & Gas Exploration & Production ETF ●	Susquehanna	100	100,000	10.00	1/21/2022	140,250

SPDR S&P Oil & Gas Exploration & Production ETF ●	Susquehanna	250	375,000	15.00	1/21/2022	230,000

United States Oil Fund L.P.	Susquehanna	350	157,500	4.50	1/21/2022	58,450

ViacommCBS, Inc.	Susquehanna	75	262,500	35.00	1/21/2022	87,975

VMware, Inc. Class A ●	Susquehanna	30	390,000	130.00	1/21/2022	95,550

Total Call Options (Premiums Paid $1,511,862) - 15.91%						$5,907,038

PUT OPTIONS - 0.27% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Citigroup, Inc.	Susquehanna	100	$ 675,000	$ 67.50	1/20/2023	$ 92,500

Invesco CurrencyShares Euro Currency Trust	Susquehanna	58	643,800	111.00	9/17/2021	7,540

Total Put Options (Premiums Paid $100,026) - 0.27%						$ 100,040

TOTAL PURCHASED OPTIONS (Premiums Paid $1,611,888) - 16.18%						$6,007,078

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

Annual Report | 25

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2021

CALL OPTIONS - (10.35)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Agnico Eagle Mines Ltd. (Canada)	Susquehanna	(70)	$(455,000)	$ 65.00	1/21/2022	$ (29,540)

AstraZeneca PLC ADR	Susquehanna	(100)	(500,000)	50.00	1/21/2022	(102,200)

Citigroup, Inc.	Susquehanna	(100)	(800,000)	80.00	1/20/2023	(55,500)

Diamondback Energy, Inc.	Susquehanna	(110)	(770,000)	70.00	1/21/2022	(308,000)

DuPont de Nemours, Inc.	Susquehanna	(100)	(750,000)	75.00	1/21/2022	(71,000)

Energy Select Sector SPDR Fund	Susquehanna	(300)	(1,650,000)	55.00	9/17/2021	(74,400)

Energy Select Sector SPDR Fund	Susquehanna	(300)	(1,800,000)	60.00	12/17/2021	(58,800)

Envestnet, Inc. ●	Susquehanna	(80)	(560,000)	70.00	11/19/2021	(82,000)

Evergy, Inc. ●	Susquehanna	(170)	(935,000)	55.00	1/21/2022	(115,600)

Evergy, Inc.	Susquehanna	(170)	(1,105,000)	65.00	1/21/2022	(33,830)

Johnson & Johnson	Susquehanna	(80)	(1,400,000)	175.00	1/22/2022	(28,000)

Hess Corp. ●	Susquehanna	(130)	(910,000)	70.00	1/21/2022	(265,850)

Invesco CurrencyShares Euro Currency Trust ●	Susquehanna	(58)	(643,800)	111.00	9/17/2021	(6,235)

KKR & Co., Inc. ●	Susquehanna	(70)	(259,000)	37.00	1/21/2022	(156,800)

Liberty Media Corp. - Liberty SiriusXM Series A ●	Susquehanna	(100)	(450,000)	45.00	1/21/2022	(59,500)

Madison Square Garden Sports Corp. Class A ●	Susquehanna	(90)	(1,665,000)	185.00	12/17/2021	(68,850)

Marathon Petroleum Corp.	Susquehanna	(470)	(3,055,000)	65.00	1/21/2022	(155,100)

MGM Resorts International	Susquehanna	(875)	(3,062,500)	35.00	1/21/2022	(854,000)

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	(90)	(225,000)	25.00	1/21/2022	(95,400)

Royal Gold, Inc. ●	Susquehanna	(40)	(440,000)	110.00	1/21/2022	(47,400)

Shockwave Medical, Inc. ●	Susquehanna	(80)	(1,040,000)	130.00	7/16/2021	(478,400)

Six Flags Entertainment Corp. ●	Susquehanna	(200)	(650,000)	32.50	1/21/2022	(254,000)

Twitter, Inc.	Susquehanna	(150)	(750,000)	50.00	1/21/2022	(315,300)

ViacommCBS, Inc. Class B	Susquehanna	(150)	(750,000)	50.00	1/21/2022	(60,600)

Vistra Corp.	Susquehanna	(250)	(450,000)	18.00	1/21/2022	(45,000)

VMware, Inc. Class A ●	Susquehanna	(60)	(1,140,000)	190.00	1/21/2022	(22,800)

Total Call Options (Premiums Received $1,359,607) - (10.35)%						$(3,844,105)

PUT OPTIONS - (0.18)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

NRG Energy, Inc.	Susquehanna	(100)	(370,000)	$ 37.00	1/21/2022	$ (27,500)

Twitter, Inc.	Susquehanna	(100)	(500,000)	50.00	1/21/2022	(19,500)

ViacomCBS, Inc. Class B	Susquehanna	(120)	(420,000)	35.00	1/21/2022	(20,160)

Total Put Options (Premiums Received $158,639) - (0.18)%						$ (67,160)

TOTAL WRITTEN OPTIONS (Premiums Received $1,518,246) - (10.53)%						$(3,911,265)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

Annual Report | 26

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2021

Value Fund	West Hills Fund	Camelot Fund
Assets:			
Investments in Securities, at Value (Cost $13,960,611, $3,886,610 and $32,077,586, respectively)	$ 17,103,458	$ 4,411,853	$ 36,478,913
Deposit with Brokers	91,787	-	3,790,583
Receivables:			
Dividends and Interest	37,854	13,882	56,118
Shareholder Subscriptions	4,031	-	275
Portfolio Securities Sold	-	-	1,452,489
Prepaid Expenses	-	7,457	31,171
Total Assets	17,237,130	4,433,192	41,809,549
Liabilities:			
Due to Broker, Foreign Cash (Proceeds $1,445, $0, and $0, respectively)	1,486	-	-
Covered Call Options Written at Value (Premiums received $0, $14,010 and $1,518,246, respectively)	-	11,936	3,911,265
Due to Brokers	-	17,079	-
Payables:			
Advisory Fees	12,907	2,773	31,322
Administrative Fees	2,979	1,022	6,412
Interest	-	240	-
Shareholder Redemptions	-	-	17,199
Portfolio Securities Purchased	-	6,409	673,662
Chief Compliance Officer Fees	-	2,630	2,731
Distribution Fees	9,278	-	3,659
Trustee Fees	-	203	203
Accrued Expenses	-	10,952	33,583
Total Liabilities	26,650	53,244	4,680,036
Net Assets	$ 17,210,480	$ 4,379,948	$ 37,129,513
Net Assets Consist of:			
Paid In Capital	$ 14,005,092	$ 4,832,842	$ 38,095,064
Distributable Earnings (Deficit)	3,205,388	(452,894)	(965,551)
Net Assets	$ 17,210,480	$ 4,379,948	$ 37,129,513
Shares outstanding (unlimited number of shares authorized with no par value)		515,358	
Net Asset Value Per Share		$ 8.50	
Redemption Price Per Share ($8.50 x 0.98) *		$ 8.33	
Investor Class:			
Net Assets	$ 5,010,514		
Shares outstanding (unlimited number of shares authorized with no par value)	337,370		
Net Asset Value	$ 14.85		
Redemption Price Per Share ($14.85 x 0.98) *	$ 14.55		
Class A:			
Net Assets			$ 7,158,545
Shares outstanding (unlimited number of shares authorized with no par value)			342,173
Net Asset Value			$ 20.92
Offering Price Per Share ($20.92/ 94.50%) (Note 2)			$ 22.14
Redemption Price Per Share ($20.92 x 0.98) *			$ 20.50
Class C:			
Net Assets	$ 1,061,346		
Shares outstanding (unlimited number of shares authorized with no par value)	77,938		
Net Asset Value	$ 13.62		
Redemption Price Per Share ($13.62 x 0.98) *	$ 13.35		
Institutional Class:			
Net Assets	$ 11,138,620		$ 29,970,968
Shares outstanding (unlimited number of shares authorized with no par value)	738,847		1,410,107
Net Asset Value	$ 15.08		$ 21.25
Redemption Price Per Share ($15.08 x 0.98 & $21.25 x 0.98) *	$ 14.78		$ 20.83

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value, West Hills, and Camelot Funds.

The accompanying notes are an integral part of these financial statements.

Annual Report | 27

FRANK FUNDS

STATEMENTS OF OPERATIONS

        FOR THE YEAR ENDED JUNE 30, 2021

	Value Fund	West Hills Fund	Camelot Fund
Investment Income:
Dividends (a)	$ 179,931	$ 32,643	$ 268,077
Interest	114,660	18	57,077
Total Investment Income	294,591	32,661	325,154

Expenses:
Advisory Fees	140,150	18,927	350,152
Administration Fees	34,286	13,648	56,563
Accounting Fees	-	15,755	33,023
Servicing Account Fees	-	2,138	25,912
Transfer Agent Fees	-	-	13,201
Chief Compliance Officer Fees	-	23,408	32,000
Audit Fees	-	4,466	26,169
Distribution Fees	24,689	-	14,270
Legal Fees	-	4,964	2,453
Custody Fees	-	2,965	14,385
Trustee Fees	-	1,763	2,600
Printing and Mailing Expense	-	47	3,038
Interest Expense	-	1,646	2,331
Dividend Expense	-	-	8,865
Miscellaneous Fees	-	2,346	26,933
Registration Fees	-	1,871	47,835
Total Expenses	199,125	93,944	659,730
Fees Waived and/or Reimbursed by the Adviser	-	(63,702)	(161,858)
Net Expenses	199,125	30,242	497,872

Net Investment Income (Loss)	95,466	2,419	(172,718)

Realized Gain (Loss) on:
Investments	336,287	(68,228)	8,867,627
Proceeds from Securities Litigation	-	2,105	25,156
Written Options	-	30,516	(2,036,829)
Securities Sold Short	-	-	(820,398)
Net Realized Gain (Loss) on Investments, Proceeds from Litigation, Written Options, Securities Sold Short and Foreign Currency Transactions	336,287	(35,607)	6,035,556

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,395,370	525,243	7,393,156
Written Options	-	2,074	(1,396,137)
Foreign Currency Transactions	21	-	-
Net Change in Unrealized Appreciation on Investments, Options, Securities Sold Short and Foreign Currency Transactions	1,395,391	527,317	5,997,019

Realized and Unrealized Gain on Investments, Proceeds from Litigation, Options, Securities Sold Short and Foreign Currency Transactions	1,731,678	491,710	12,032,575

Net Increase in Net Assets Resulting from Operations	$ 1,827,144	$ 494,129	$11,859,857

(a) Foreign withholding taxes on dividends.	$ -	$ -	$ (239)

The accompanying notes are an integral part of these financial statements.

Annual Report | 28

VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2021	6/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 95,466	$ 17,661
Net Realized Gain (Loss) on:
Investments	336,287	(102,188)
Unrealized Appreciation (Depreciation) on:
Investments	1,395,370	1,237,172
Foreign Currency Transactions	21	(25)
Net Increase in Net Assets Resulting from Operations	1,827,144	1,152,620

Distributions to Shareholders:
Distributions
Investor Class	(129)	(14,960)
Class C	(28)	-
Institutional Class	(203)	(20,449)
Total Distributions Paid to Shareholders	(360)	(35,409)

Capital Share Transactions	2,793,011	(910,399)

Total Increase in Net Assets	4,619,795	206,812

Net Assets:
Beginning of Year	12,590,685	12,383,873

End of Year	$17,210,480	$12,590,685

 The accompanying notes are an integral part of these financial statements.

Annual Report | 29

WEST HILLS FUND (FKA BALDWIN FUND) +

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2021	6/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,419	$ 24,695
Net Realized Gain (Loss) on:
Investments	(68,228)	(197,158)
Proceeds from Securities Litigation	2,105	826
Written Options	30,516	158,638
Unrealized Appreciation (Depreciation) on:
Investments	525,243	44,943
Written Options	2,074	(3,154)
Net Increase in Net Assets Resulting from Operations	494,129	28,790

Distributions to Shareholders:
Distributions	(8,683)	(23,635)
Total Distributions Paid to Shareholders	(8,683)	(23,635)

Capital Share Transactions	3,753,913	(2,181,386)

Total Increase (Decrease) in Net Assets	4,239,359	(2,176,231)

Net Assets:
Beginning of Year	140,589	2,316,820

End of Year	$ 4,379,948	$ 140,589

+ On September 22, 2020, the Leigh Baldwin Total Return Fund was renamed to West Hills Tactical Core Fund.

The accompanying notes are an integral part of these financial statements.

Annual Report | 30

CAMELOT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2021	6/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (172,718)	$ 212,612
Net Realized Gain (Loss) on:
Investments	8,867,627	(2,884,579)
Proceeds from Securities Litigation	25,156	29,998
Written Options	(2,036,829)	256,733
Securities Sold Short	(820,398)	(59,728)
Unrealized Appreciation (Depreciation) on:
Investments	7,393,156	131,940
Written Options	(1,396,137)	(1,100,064)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,859,857	(3,413,088)

Distributions to Shareholders:
Distributions:
Class A	(53,260)	(63,369)
Institutional Class	(202,847)	(255,854)
Total Distributions Paid to Shareholders	(256,107)	(319,223)

Capital Share Transactions	3,558,717	(4,399,363)

Total Increase (Decrease) in Net Assets	15,162,467	(8,131,674)

Net Assets:
Beginning of Year	21,967,046	30,098,720

End of Year	$37,129,513	$21,967,046

The accompanying notes are an integral part of these financial statements.

Annual Report | 31

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Annual Report | 32

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Annual Report | 33

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Annual Report | 34

WEST HILLS FUND (FKA BALDWIN FUND) +

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Year	$ 6.88	$ 6.87	$ 6.87	$ 6.90	$ 7.01
Income From Investment Operations:					
Net Investment Income (Loss) *	0.01	0.08	0.09	0.08	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.65	-	(0.01)	(0.04)	(0.10)
Total from Investment Operations	1.66	0.08	0.08	0.04	(0.11)
Distributions:					
Net Investment Income	(0.04)	(0.07)	(0.08)	(0.07)	-
Realized Gains	-	-	-	-	-
Total from Distributions	(0.04)	(0.07)	(0.08)	(0.07)	-
Redemption Fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 8.50	$ 6.88	$ 6.87	$ 6.87	$ 6.90
Total Return **	24.17%	1.19%	1.20%	0.59%	(1.57)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 4,380	$ 141	$ 2,317	$ 2,427	$ 2,620
Before Reimbursement:					
Ratio of Expenses to Average Net Assets	4.84% (a)	4.55%	4.34%	4.90%	4.46%
Ratio of Net Investment Loss to Average Net Assets	(3.16)%	(2.42)%	(1.86)%	(1.99)%	(2.90)%
After Reimbursement:					
Ratio of Expenses to Average Net Assets	1.56% (b)	1.00%	1.12%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13%	1.13%	1.36%	1.16%	(0.19)%
Portfolio Turnover	24.54%	1276.41%	1128.92%	686.85%	372.87%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expenses before reimbursements (excluding interest expense for options trading) was 4.75% for the year ended June 30, 2021.

(b) Expenses after reimbursements (excluding interest expense for options trading) was 1.47% for the year ended June 30, 2021.

+ On September 22, 2020, the Leigh Baldwin Total Return Fund was renamed to West Hills Tactical Core Fund.

The accompanying notes are an integral part of these financial statements.

Annual Report | 35

CAMELOT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Year	$ 13.39	$ 14.24	$ 13.70	$ 13.01	$ 11.71
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	(0.15)	0.05	0.01	(0.17)	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	7.85	(0.76)	0.72	1.36	1.21
Total from Investment Operations	7.70	(0.71)	0.73	1.19	1.37
Distributions:					
Net Investment Income	(0.17)	(0.14)	(0.19)	(0.50)	(0.07)
Realized Gains	-	-	-	-	-
Total from Distributions	(0.17)	(0.14)	(0.19)	(0.50)	(0.07)
Redemption Fees ***	- (g)	- (g)	- (g)	-	-
Net Asset Value, at End of Year	$ 20.92	$ 13.39	$ 14.24	$ 13.70	$ 13.01
Total Return **	57.83%	(5.09)%	5.46% (f)	9.41%	11.70%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 7,159	$ 5,475	$ 6,978	$ 10,022	$ 12,548
Before Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (b)	2.65%	2.57%	2.86%	3.04%	2.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(1.47)%	(0.11)%	0.18%	(2.35)%	0.49%
After Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (c)	2.04%	2.09% (e)	2.16% (e)	1.99%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(0.86)%	0.37%	0.08%	(1.30)%	1.30%
Portfolio Turnover	287%	291%	386%	391%	326%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.61%, 2.51%, 2.85%, 3.01%, and 2.78% for the years ended June 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 2.00%, 2.04%, 2.15%, 1.97%, and 1.98% for the years ended June 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.17% of litigation fees for the years ended June 30, 2020 and 2019, respectively.

After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99% and 1.99%, respectively.

(f) The Fund's total return for the year ended June 30, 2019, would have been 3.91% if it had not received proceeds from securities litigation in the amount of $444,232.

(g)  Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Annual Report | 36

CAMELOT FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value, at Beginning of Year	$ 13.55	$ 14.37	$ 13.83	$ 13.14	$ 11.80
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	(0.09)	0.11	0.06	(0.14)	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	7.97	(0.79)	0.71	1.37	1.23
Total from Investment Operations	7.88	(0.68)	0.77	1.23	1.42
Distributions:					
Net Investment Income	(0.18)	(0.14)	(0.23)	(0.54)	(0.08)
Realized Gains	-	-	-	-	-
Total from Distributions	(0.18)	(0.14)	(0.23)	(0.54)	(0.08)
Redemption Fees ***	- (g)	- (g)	- (g)	-	-
Net Asset Value, at End of Year	$ 21.25	$ 13.55	$ 14.37	$ 13.83	$ 13.14
Total Return **	58.44%	(4.81)%	5.77% (f)	9.71%	12.10%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 29,971	$ 16,492	$ 23,120	$ 12,191	$ 13,890
Before Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (b)	2.39%	2.30%	2.49%	2.80%	2.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(1.14)%	0.35%	(0.16)%	(2.15)%	0.74%
After Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (c)	1.79%	1.83% (e)	1.88% (e)	1.74%	1.74%
Ratio of Net Investment Income to Average Net Assets (a) (d)	(0.54)%	0.81%	0.45%	(1.09)%	1.55%
Portfolio Turnover	287%	291%	386%	391%	326%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.35%, 2.26%, 2.48%, 2.77%, and 2.53%,for the years ended June 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.75%, 1.79%, 1.87%, 1.71%, and 1.73% for the years ended June 30, 2021, 2020, 2019, 2018, and 2017, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.14% of litigation fees for the years ended June 30, 2020 and 2019, respectively.

After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.74% and 1.74%, respectively.

(f) The Fund's total return for the year ended June 30, 2019, would have been 4.22% if it had not received proceeds from securities litigation in the amount of $444,232.

(g)  Amount calculated is less than $0.005

 The accompanying notes are an integral part of these financial statements.

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2021

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the West Hills Tactical Core Fund (the “West Hills Fund”) (formerly Leigh Baldwin Total Return Fund), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund and West Hills Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The West Hills Fund’s investment objective is to provide long-term capital appreciation. The West Hills Fund seeks to achieve its investment objective by investing at least 50% of net assets in common stocks or exchange traded funds (“ETFs”) included in the S&P 500 Index®, which broadly represents the performance of common stocks publicly traded in the United States. The West Hills Fund may also hold up to 50% of net assets in cash and cash equivalents as a means of reducing the Fund’s volatility when the Adviser’s view of volatility indexes mandates. The West Hills Fund commenced operations on August 1, 2008 and was originally known as the Leigh Baldwin Total Return Fund and was advised by Leigh Baldwin & Co., LLC (“LBC”). The Leigh Baldwin Total Return Fund changed its name to West Hills Tactical Core Fund as of September 22, 2020.  The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund acquired all of the assets and liabilities of the Quaker Event Arbitrage Fund (“Predecessor Fund”), a series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, Class A, Class C and Institutional Class shares of the Predecessor Fund were exchanged for Class A, Class C and Institutional Class shares of the Fund, respectively. Class C merged into Class A on June 22, 2018.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss

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is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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FRANK FUNDS

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Redemption Fee - To discourage short-term trades by investors, the Value, West Hills, and Camelot Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. See Note 7 for additional disclosure on redemption fees for each Fund.

Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes - The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) or expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended June 30, 2021, the Funds did not incur any interest or penalties.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Derivative Transactions - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants.  Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a

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FRANK FUNDS

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JUNE 30, 2021

result, the Camelot Fund could potentially lose its entire investment in a warrant.  See Note 8 for additional information on derivative transactions in the Funds.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

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FRANK FUNDS

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•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the profitability expected return, vendor pricing and market approaches, which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks, and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement

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of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed income investments – Fixed income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded and to which valuation adjustments are not applied are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2021:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 9,893,137	$ -	$ -	$ 9,893,137
Exchange Traded Funds	1,502,910	-	-	1,502,910
U.S. Government Agencies & Obligations	-	4,641,529	-	4,641,529
Money Market Fund	1,065,882	-	-	1,065,882
Total	$ 12,461,929	$ 4,641,529	$ -	$ 17,103,458

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West Hills Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$ 4,374,345	$ -	$ -	$ 4,374,345
Purchased Options
Put Options	6,628	-	-	6,628
Money Market Fund	30,880	-	-	30,880
Total	$ 4,411,853	$ -	$ -	$ 4,411,853

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (10,336)	$ -	$ -	$ (10,336)
Put Options	(1,600)			(1,600)
Total	$ (11,936)	$ -	$ -	$ (11,936)

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 21,348,237	$ 81,636	$ 103,938	$ 21,533,811
Escrow Shares	-	-	-	-
Asset-Backed Securities	-	135,984	-	135,984
Contingent Value Rights	750	-	-	750
Convertible Bonds	-	62,404	-	62,404
Corporate Bonds *	-	560,504	454,669	1,015,173
Mortgage-Backed Securities	-	12,026	-	12,026
Municipal Bonds	-	693,459	-	693,459
Preferred Stocks *	555,265	-	10,000	565,265
Structured Note	-	3,180	775,000	778,180
Warrants	56,321	-	-	56,321
Purchased Options
Call Options	2,304,625	3,602,413	-	5,907,038
Put Options	100,040	-	-	100,040
Bank Deposit Accounts	5,618,462	-	-	5,618,462
Total	$ 29,983,700	$ 5,151,606	$ 1,343,607	$ 36,478,913

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (2,191,270)	$ (1,652,835)	$ -	$ (3,844,105)
Put Options	(67,160)	-		(67,160)
Total	$ (2,258,430)	$ (1,652,835)	$ -	$ (3,911,265)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Value and West Hills Funds did not hold any Level 3 assets during the year ended June 30, 2021. It is the Funds’ policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out

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of Level 1 and Level 2 fair value measurements as of June 30, 2021 for the Value and West Hills Funds. There were no transfers between Level 1, Level 2 and Level 3 for the Camelot Fund. The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

	Balance as of June 30, 2020	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Amortized discounts/ Premiums	Transfers in to Level 3	Balance as of June 30, 2021
Common Stocks	$ 107,607	$ -	$ -	$ -	$ (3,669)	$ -	$ -	$ 103,938
Escrow Shares	1,777	-	-	-	(1,777)	-	-	-
Preferred Stocks	30,000	-	-	-	(20,000)	-	-	10,000
Corporate Bonds	454,669	-	-	-	-	-	-	454,669
Structured Note	775,000	-	-	-	-	-	-	775,000
	$1,369,053	$ -	$ -	$ -	$ (25,446)	$ -	$ -	$1,343,607

The following presents information about significant unobservable inputs related to Level 3 investments at June 30, 2021:

Camelot Fund

Asset	Fair Value at	Valuation	Unobservable	Input
Categories	June 30, 2021	Technique	Input	Values
Common Stocks
Automotive	$0	Market approach	Last traded price of	$0.00
			pre-conversion bonds
Metals & Mining	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Telecom	96,628	Profitability expected	Uncertainty of any	$2.17
		return method	additional future payout
Waste & Environmental	7,310	Market approach	Last traded price of non-	37.50%
Services & Equip.			restricted shares less a discount
Escrow Shares	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Corporate Bonds	0	Vendor pricing	Single broker quote	$0.00
Automotive	448,384	Profitability expected	Liquidation value	$82.00
		return method	of asset
Financial Services	6,250	Vendor pricing	Single broker quote	$0.12

Oil, Gas & Coal	35	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Asset	Fair Value at	Valuation	Unobservable	Input
Categories	June 30, 2021	Technique	Input	Values
Venture Capital	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Structured Notes	775,000	Vendor pricing	Single broker quote	$77.50
Financial Services
Preferred stock
Insurance	10,000	Vendor pricing	Single broker quote	$1,000.00

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Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees, acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund until the net assets reach $15 million. The management fee will be reduced to 0.91% when the Value Fund’s net assets equal or exceed $15 million.  For the year ended June 30, 2021, FCP earned management fees of $140,150 from the Value Fund.  As of June 30, 2021, the Value Fund owed FCP $12,907 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services until the net assets reach $15 million. The administrative fee will be reduced to 0.21% when the Value Fund’s net assets equal or exceed $15 million.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2021, the Value Fund accrued $34,286 in administrative fees. At June 30, 2021, the Value Fund owed $2,979 in administrative fees.

West Hills Fund

Prior to August 31, 2020, the Trust had a “Management Agreement” with LBC with respect to the West Hills Fund, formerly known as Baldwin Fund.  Under the terms of the Management Agreement, LBC managed the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the Baldwin Fund was authorized to pay LBC a management fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the Baldwin Fund’s average daily net assets. As of August 31, 2020, the Trust has a “Management Agreement” with FCP with respect to the West Hills Fund.  Under the terms of the Management Agreement, FCP manages the investment portfolio of the West Hills Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement with the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board; furnishes investment advice

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JUNE 30, 2021

to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. For the period July 1, 2020, through August 30, 2020, LBC’s fee of $103 was accrued by the West Hills Fund for advisory fees. For the period August 31, 2020, through June 30, 2021, FCP’s fee of $18,824 was accrued by the West Hills Fund for advisory fees.

Prior to August 31, 2020, LBC contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses, at least until October 31, 2024, to the extent necessary to limit the Baldwin Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.00% of the Baldwin Fund’s average daily net assets, subject to possible recoupment from the West Hills Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits. As of August 31, 2020, the Adviser has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until August 31, 2025, so that the Fund’s total annual operating expenses will not exceed 1.49%, subject to possible recoupment from the Fund in future years on a rolling 3-year basis (within the 3 years after the fees have been deferred or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The agreement can be terminated at any time by the Board. LBC waived $103 of advisory fees and reimbursed the West Hills Fund $15,806 for expenses during the period July 1, 2020 through August 30, 2020. FCP waived $18,824 of advisory fees and reimbursed the West Hills Fund $28,969 for expenses during the period August 31, 2020 through June 30, 2021. As of June 30, 2021, the West Hills Fund owed FCP $2,773 in advisory fees. At June 30, 2021, the amounts subject to future recoupment total $47,793 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2021	June 30, 2024	$ 47,793

FCP also provides administrative services to the West Hills Fund under an Administration Agreement and receives a fee equal to 0.21% of the West Hills Fund’s average daily net assets for those services.  For the year ended June 30, 2021, the West Hills Fund accrued $13,648 in administrative fees. At June 30, 2021, the West Hills Fund owed $1,022 in administrative fees.

Annual Report | 49

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

As of October 7, 2020, FCP also provides compliance services to the West Hills Fund for which it is paid $32,000 per year. For the period October 7, 2020, through June 30, 2021, the West Hills Fund accrued $23,408 in compliance fees.  At June 30, 2021, the West Hills Fund owed $2,630 in compliance fees.

Camelot Fund

On February 24, 2018, the Trustees selected Camelot Advisors as the adviser to the Camelot Fund.  Under the terms of the management agreement, and subject to the Board of Trustees of Frank Funds, Camelot Advisors will be responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.  The Management Agreement was approved for an initial term of two years, and will continue on a year to year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund.  For the year ended June 30, 2021, Camelot Advisors earned management fees of $350,152 from the Camelot Fund. As of June 30, 2021, the Camelot Fund owed Camelot Advisors $31,322 for management fees.

Camelot Advisors have contractually agreed to waive their management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets. This agreement will continue in effect until October 31, 2022.  Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment. Camelot Advisors waived $34,818 for Class A and $127,040 for Institutional Class, respectively, in total of $161,858 of advisory fees for the year ended June 30, 2021. At June 30, 2021, the amounts subject to future recoupment total $449,744 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2019	June 30, 2022	$ 148,760
June 30, 2020	June 30, 2023	$ 139,126
June 30, 2021	June 30, 2024	$ 161,858

Annual Report | 50

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services. For the year ended June 30, 2021, the Camelot Fund accrued $56,563 in administrative fees.  At June 30, 2021, the Camelot Fund owed $6,412 in administrative fees.

FCP also provides compliance services to the Camelot Fund for which it is paid $32,000 per year.  For the year ended June 30, 2021, the Camelot Fund accrued $32,000 in compliance fees.  At June 30, 2021, the Camelot Fund owed $2,731 in compliance fees.

Note 5. Distribution and Service Fees

The Trust, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each class’s average daily net assets.  For the year ended June 30, 2021, the Investor Class accrued $14,200 in distribution fees and Class C accrued $10,489 in distribution fees. At June 30, 2021, the Value Fund owed $9,278 in distribution fees.

The Trust, with respect to the West Hills Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”).  As of June 30, 2021, no fees have been accrued.

The Trust, with respect to the Camelot Fund Class A has adopted plans under Rule 12b-1 of the 1940 Act that allow the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor, and other brokers.  For the year ended June 30, 2021, the Camelot Fund accrued $14,270 in 12b-1 fees. At June 30, 2021, the Camelot Fund owed $3,659 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2021, was $14,005,092, $4,832,842 and $38,169,210 for the Value Fund, the West Hills Fund, and the Camelot Fund, respectively.  Transactions in capital were as follows:

Annual Report | 51

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

Value Fund – Investor Class	July 1, 2020 through June 30, 2021		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	84,922	$ 1,157,897	130,898	$ 1,643,226
Shares reinvested	6	88	1,022	12,428
Shares redeemed	(262,790)	(3,575,048)	(198,035)	(2,470,537)
Net Decrease	(177,862)	$ (2,417,063)	(66,115)	$ (814,883)

Value Fund – Class C	July 1, 2020 through June 30, 2021		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	4,052	$ 52,145	20,700	$ 241,436
Shares reinvested	2	24	-	-
Shares redeemed	(14,406)	(185,453)	(22,054)	(250,371)
Net Decrease	(10,352)	$ (133,284)	(1,354)	$ (8,935)

Value Fund – Institutional Class	July 1, 2020 through June 30, 2021		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	415,930	$ 5,840,203	96,037	$ 1,247,530
Shares reinvested	14	193	1,606	19,743
Shares redeemed	(35,017)	(497,038)	(110,099)	(1,353,854)
Net Increase (Decrease)	380,927	$ 5,343,358	(12,456)	$ (86,581)

West Hills Fund	July 1, 2020 through June 30, 2021		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	532,541	$ 4,035,148	9,770	$ 67,301
Shares reinvested	776	5,750	3,032	20,772
Shares redeemed	(38,388)	(286,985)	(329,368)	(2,269,459)
Net Increase (Decrease)	494,929	$ 3,753,913	(316,566)	$ (2,181,386)

Camelot Fund – Class A	July 1, 2020 through June 30, 2021		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	73,981	$ 1,462,132	208,630	$ 3,011,483
Shares reinvested	2,881	48,544	4,033	58,600
Redemption fees	-	16	-	2
Shares redeemed	(142,345)	(2,208,422)	(294,018)	(3,354,793)
Net Decrease	(65,483)	$ (697,730)	(81,355)	$ (284,708)

Camelot Fund – Institutional Class	July 1, 2020 through June 30, 2021		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	746,886	$ 13,626,959	640,335	$ 8,872,479
Shares reinvested	8,399	143,624	13,194	193,816
Redemption fees	-	155	-	1
Shares redeemed	(524,163)	(9,514,291)	(1,045,249)	(13,180,951)
Net Increase (Decrease)	231,122	$ 4,256,447	(391,720)	$ (4,114,655)

Annual Report | 52

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

Shareholders of the Funds are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase. The tables above reflect the redemption fees collected from shareholders of the Funds and reclassified to paid-in-capital.

Note 8. Derivative Transactions

The Funds consider the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended June 30, 2021.

West Hills Fund

Average notional value of:

Put Options Purchased	$ 924,575
Written Call Options	$ (1,625,263)
Written Put Options	$ (863,900)

Camelot Fund

Average notional value of:

Warrants	$ 126,582
Call Options Purchased	$ 18,110,875
Put Options Purchased	$ 2,406,450
Written Call Options	$ (27,025,263)
Written Put Options	$ (424,375)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

Annual Report | 53

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

West Hills Fund

As of June 30, 2021, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Purchased Options	$ 6,628
Total Assets	$ 6,628

Liabilities	Equity Contracts
Written Options	$ (11,936)
Total Liabilities	$ (11,936)

For the year ended June 30, 2021, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (11,957)	$ (11,957)
Written Options	2,074	2,074
	$ (9,883)	$ (9,883)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (61,613)	$ (61,613)
Written Options	30,516	30,516
	$ (31,097)	$ (31,097)

Camelot Fund

As of June 30, 2021, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 6,007,078
Warrants – equity contracts	56,321
Structured Notes	778,180
Total Assets	$ 6,841,579

Liabilities	Equity Contracts
Written Options	$ (3,911,265)
Total Liabilities	$ (3,911,265)

Annual Report | 54

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

For the year ended June 30, 2021, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ 3,002,755	$ 3,002,755
Written Options	(1,396,137)	(1,396,137)
Structured Notes	(2,226)	(2,226)
Warrants	54,053	54,053
	$ 1,658,445	$ 1,658,445

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ 4,933,376	$ 4,933,376
Written Options	(2,036,829)	(2,036,829)
Structured Notes	-	-
Warrants	(9,132)	(9,132)
	$ 2,887,415	$ 2,887,415

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

Annual Report | 55

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Offsetting Assets and Liabilities

The Camelot Fund is subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

Annual Report | 56

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

The following is a summary of the Assets and Liabilities for the Camelot Fund subject to offsets as of June 30, 2021:

		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Camelot Fund

Assets:
Purchased Options	$6,007,078	$—	$6,007,078	$—	$6,007,078	$—

Liabilities:
Written Options	$(3,911,265)	$—	$(3,911,265)	$—	$(3,911,265)	$—

Note 10. Investment Transactions

For the year ended June 30, 2021, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $6,567,333 and $3,358,877, respectively. Purchases and sales of U.S. Government obligations aggregated $4,356,368 and $3,189,677, respectively.

For the year ended June 30, 2021, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the West Hills Fund aggregated $4,308,021 and $464,263, respectively.  Purchases and sales of options purchased for the West Hills Fund aggregated $133,916 and $53,717, respectively. Purchases and sales of options written for the West Hills Fund aggregated $62,006 and $106,532, respectively.

For the year ended June 30, 2021, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $58,694,126 and $60,146,035, respectively. Purchases and sales of securities sold short aggregated $4,113,375 and $3,292,977, respectively. Purchases and sales of options purchased for the Camelot Fund aggregated $2,363,312 and $9,191,943, respectively.  Purchases and sales of options written for the Camelot Fund aggregated $4,213,050 and $2,560,181, respectively.

Note 11. Tax Matters

As of June 30, 2021, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	West Hills Fund	Camelot Fund

Gross unrealized appreciation on investment securities	$ 3,235,379	$ 541,769	$ 9,184,622
Gross unrealized depreciation on investment securities	(92,573)	(130,248)	(7,696,004)
Net unrealized appreciation (depreciation) on investment securities	$ 3,142,806	$ 411,521	$ 1,488,618

Cost of investment securities, including short-term investments *	$ 13,960,611	$ 3,988,396	$ 31,079,030

Annual Report | 57

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2021 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	West Hills Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 3,142,806	$ 411,521	$ 1,488,618
Deferral of Post December loss **	-	(1,211)	-
Undistributed accumulated ordinary income (loss)	95,466	-	-
Capital loss carry forwards: +	-	-	-
No expiration:	-	-	-
Short-term	(32,884)	(644,779)	-
Long-term	-	(218,425)	(2,454,169)
Total Distributable earnings/(deficit)	$ 3,205,388	$ (452,894)	$ (965,551)

* The difference between book and tax cost represents disallowed wash sales and straddles for tax purposes for the West Hills and Camelot Funds.

** These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Funds in future years through the indefinite expiration date.  The Funds will not make distributions from capital gains while a capital loss carry forward remains.

For the year ended June 30, 2021, the cumulative deferred losses on straddles were $109,160 for the West Hills Fund.

For the year ended June 30, 2021, the cumulative deferred losses on straddles were $152,672 for the Camelot Fund.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. The Value Fund utilized $142,153 of its capital loss carryforward during the year ended June 30, 2021. The West Hills Fund utilized $40,393 of its capital loss carryforward during the year ended June 30, 2021. The Camelot Fund utilized $2,846,435 of its capital loss carryforward during the year ended June 30, 2021.

Annual Report | 58

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

The Funds paid the following distributions for the years ended June 30, 2021 and 2020:

Value Fund
Year Ended	$ Amount	Tax Character
Investor Class
6/30/2021	$ 129	Ordinary income
6/30/2020	$ 14,960	Ordinary income

Class C
6/30/2021	$ 28	Ordinary income
6/30/2020	$ -	Ordinary income

Institutional Class
6/30/2021	$ 203	Ordinary income
6/30/2020	$ 20,449	Ordinary income

West Hills Fund
Year Ended	$ Amount	Tax Character
6/30/2021	$ 8,683	Ordinary income
6/30/2020	$ 23,635	Ordinary income

Camelot Fund
Year Ended	$ Amount	Tax Character
Class A
6/30/2021	$ 53,260	Ordinary income
6/30/2020	$ 63,369	Ordinary income

Institutional Class
6/30/2021	$ 202,847	Ordinary income
6/30/2020	$ 255,854	Ordinary income

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

At June 30, 2021 the following reclassifications were made:

	Total Distributable Earnings (Deficit)	Paid in Capital
Camelot Fund	$ (74,146)	$ 74,146

Note 12. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2021, NFS, LLC

Annual Report | 59

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2021

owned approximately 47% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund. As of June 30, 2021, NFS, LLC owned approximately 83% of the West Hills Fund, for the benefit of others, and may be deemed to control the West Hills Fund. As of June 30, 2021, UBS Financial Services, Inc. owned approximately 27% of the Camelot Fund, for the benefit of others, and may be deemed to control the Camelot Fund.

Note 13.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 14.  Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Note 15.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Annual Report | 60

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

   of Frank Value Fund, West Hills Tactical Core Fund and Camelot Event Driven Fund,

   each a Series of the Frank Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), West Hills Tactical Core Fund (“West Hills Fund”), and the Camelot Event Driven Fund (“Camelot Fund”), each a series of the Frank Funds (the “Funds”), including the schedules of investments, purchased options and written options, as of June 30, 2021 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended for the Value Fund and West Hills Fund and each of the four years in the period then ended for the Camelot Fund.  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Value Fund and West Hills Fund and each of the four years in the period then ended for the Camelot Fund in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended June 30, 2017, were audited by other auditors whose report dated August 28, 2017, contained an unmodified opinion on those financial statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditors since 2005

Abington, Pennsylvania

September 16, 2021

Annual Report | 61

FRANK FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund, West Hills Fund or Camelot Fund you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,076.09	$7.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.80	$7.05

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 62

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,076.09	$7.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.80	$7.05

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,072.44	$11.10
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.08	$10.79

* Expenses are equal to the Fund's annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,077.91	$5.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.09	$5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 63

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

West Hills Tactical Core Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,130.32	$7.82
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.46	$7.40

* Expenses are equal to the Fund's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,220.54	$11.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.83	$10.04

* Expenses are equal to the Fund's annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2021	June 30, 2021	January 1, 2021 to June 30, 2021

Actual	$1,000.00	$1,221.97	$9.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.07	$8.80

* Expenses are equal to the Fund's annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 64

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2021 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended June 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Annual Report | 65

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

 Advisory Renewal Agreement

Frank Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Frank Value Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 23, 2021.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

As to the nature, extent, and quality of the services provided by Frank Capital Partners LLC, the Board considered Frank Capital Partners LLC’s investment philosophy.  In addition, the Trustees reviewed Frank Capital Partners LLC’s Form ADV Parts I and II which described the operations and policies of Frank Capital Partners LLC. The Trustees reviewed a report prepared by Frank Capital Partners LLC for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital Partners LLC and Frank Capital Partners LLC’s compliance activities.  Mr. Brian Frank of Frank Capital Partners LLC certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with Mr. Brian Frank, the President of Frank Funds, the Trustees concluded that the nature, quality, and extent of the advisory services that Frank Capital Partners LLC has provided were reasonable and consistent with the Board’s expectations. The Board also noted there has been consistent management, ready access to the principles of the firm, and no compliance or litigation issues.

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2021.  The Frank Value Fund’s performance was compared to the S&P 500 Index. The Board noted that the Frank Value Fund’s performance trailed the performance of the S&P 500 Index since inception by 405 bps. The Board reviewed the long-only index like the S&P 500 Index and agreed it was reasonable for a long-only fund like the Frank Value Fund.

The Trustees then reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  Mr. Brian Frank noted that the Report indicates the Institutional Share Class had a total expense ratio of 1.12%, which is more than the 1.03% peer group average and more than the 0.99% peer group median. Management Fees for the Frank Value Fund are 0.99% while the peer group average is 0.69% and the median is 0.75%. The Board agreed that both the total expense ratio and the management fee compared favorably to the peer group and that the management fee was fair and reasonable considering the assets in the Frank Value Fund as well as the outperformance of the benchmark after fees.

Annual Report | 66

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

As to profits realized by Frank Capital Partners LLC, the Board reviewed information regarding Frank Capital Partners LLC’s income and expense for calendar year 2020. The Board noted that although Frank Capital Partners LLC receives a Management Fee from the Frank Value Fund, the Administrative Fee is not enough to cover costs. Thus, a portion of the Management Fee is used to pay Fund expenses. The Board then discussed additional benefits received by Frank Capital Partners LLC from the Frank Value Fund, and agreed there were none. They concluded that Frank Capital Partners LLC was not excessively profitable in relation to the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Frank Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

West Hills Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the West Hills Tactical Core Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 23, 2021.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital Partners LLC, the Board considered Frank Capital Partners LLC’s investment philosophy.  In addition, the Trustees reviewed Frank Capital Partners LLC’s Form ADV Parts I and II which described the operations and policies of Frank Capital Partners LLC. The Trustees reviewed a report prepared by Frank Capital Partners LLC for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital Partners LLC and Frank Capital Partners LLC’s compliance activities.  Mr. Brian Frank of Frank Capital Partners LLC certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with Mr. Brian Frank, the President of Frank Funds, the Trustees concluded that the nature, quality, and extent of the advisory services that Frank Capital Partners LLC has provided were reasonable and consistent with the Board’s expectations. The Board also noted there has been consistent management, ready access to the principles of the firm, and no compliance or litigation issues.

As to the West Hills Fund’s performance, Mr. Frank presented a comparison of the Morningstar peer group. Though the West Hills Fund has a limited performance history, it has been performing in-line with its benchmark, the S&P 500 Total Return Index, and in the top 10% of its Morningstar category as of 5/31/21.

Annual Report | 67

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

The Trustees then reviewed information in the Report comparing the proposed expense ratio of the West Hills Fund to those of the peer group.  Mr. Brian Frank noted that the Report shows the Tactical Fund has a total expense ratio cap of 1.49%, which is above the peer group average of 1.19% and median of 1.05%. Management Fees for the West Hills Fund are 0.99% while the peer group average is 0.87% and the median is 0.75%. The Board agreed that both the total expense ratio and the management fee compared favorably to the peer group and that the management fee was fair and reasonable considering a starting asset level of less than $5 million.

As to profits realized by Frank Capital Partners LLC, the Board reviewed information regarding Frank Capital Partners LLC’s income and expense for calendar year 2020. The Board noted that although Frank Capital Partners LLC will receive a Management Fee from the West Hills Fund, the Administrative Fee is not enough to cover costs. Thus, a portion of the Management Fee will be used to pay Fund expenses. The Board then discussed additional benefits received by Frank Capital Partners LLC from the West Hills Fund and agreed there were none. They concluded that Frank Capital Partners LLC is not be excessively profitable in relation to the West Hills Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the West Hills Tactical Core Fund’s shareholders. Accordingly, they approved the continuation of the Management Agreement for an additional year.

Camelot Fund

The Management Agreement between the Trust and Camelot Event-Driven Advisors LLC (“CEDA”) as to the Camelot Event-Driven Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 23, 2021.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

As to the nature, extent, and quality of the services provided by Camelot Event-Driven Advisors LLC, the Board considered Camelot Event-Driven Advisors LLC’s investment philosophy. In addition, the Trustees reviewed Camelot Event-Driven Advisors LLC’s Form ADV Parts I and II which described the operations and policies of Camelot Event-Driven Advisors LLC. The Trustees reviewed a report prepared by Camelot Event-Driven Advisors LLC for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Camelot Event-Driven Advisors LLC and Camelot Event-Driven Advisors LLC’s compliance activities.  Mr. Thomas Kirchner of Camelot Event-Driven Advisors LLC certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with Mr. Brian Frank, the President of

Annual Report | 68

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2021 (UNAUDITED)

Frank Funds, the Trustees concluded that the nature, quality, and extent of the advisory services that Camelot Event-Driven Advisors LLC has provided were reasonable and consistent with the Board’s expectations. The Board also noted there has been consistent management, ready access to the principles of the firm, and no compliance or litigation issues.

As to the Camelot Event-Driven Fund’s performance, the Trustees reviewed information in the Report regarding the Camelot Fund’s returns since inception and for the year ended March 31, 2021. The Camelot Fund’s performance was compared to the S&P 500 Index. The Board noted that the Camelot Fund’s performance trailed the performance of the S&P 500 Index since inception by 184bps. The Board reviewed the long-only index like the S&P 500 Index and agreed the Morningstar Peer Group of Event-Driven is appropriate for the Camelot Fund.

The Trustees then reviewed information in the Report comparing the expense ratio of the Camelot Fund to those of the peer group. Mr. Brian Frank noted that the Report indicates the Institutional Share Class had a total expense ratio of 1.75%, which is more than the 1.66% peer group average and the 1.52% peer group median. Management Fees for the Camelot Fund are 1.30% while the peer group average is 1.09% and the median is 1.17%. The Board agreed that both the total expense ratio and the management fee compared favorably to the peer group and that the management fee was fair and reasonable considering the assets in the Camelot Fund as well as the outperformance of the peer group after fees.

As to profits realized by Camelot Event-Driven Advisors LLC, the Board reviewed information regarding Camelot Event-Driven Advisors LLC’s income and expense for calendar year 2020. The Board noted that although Camelot Event-Driven Advisors LLC receives a Management Fee from the Camelot Fund, the fee is not enough to cover imputed costs. Thus, a portion of the Management Fee is waived to pay Fund expenses. The Board then discussed additional benefits received by Camelot Event-Driven Advisors LLC from the Camelot Fund, and agreed there were none. They concluded that Camelot Event-Driven Advisors LLC was not excessively profitable in relation to the Camelot Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Camelot Event-Driven Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Annual Report | 69

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2021 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, International Business Machines Corp., a technology company, December 2012 to present.	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015.	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016	3	None
Jeffry Brown Year of Birth: 1955	Trustee	Indefinite / August 2019 – present	CEO, Azimut Alternative Capital Partners; Self-employed, Consultant to Mutual Fund and Private Equity industries 2017 – Present. Founder, Managing Director Dyal Capital Partners – Neuberger Berman Group, private equity firm, 2011 – 2017.	3	Azimut Alternative Capital Partners

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

Annual Report | 70

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Jeffry Brown

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund, the West Hills Fund, and the Camelot Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2021

$ 43,000

FY 2020

$ 39,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2021

$ 0

$ 0

FY 2020

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2021

$ 8,100

$ 0

FY 2020

$ 7,500

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2021

$ 0

$ 0

FY 2020

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2021

$ 8,100

$ 0

FY 2009

$ 7,500

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies .  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK FUNDS

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: September 17, 2021